INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Accrual withholding taxes (in percent)	5.00%
Increase (decrease) in unrecognized tax benefits attributable to uncertain tax positions	$ 0	$ 0	$ 0
Deferred tax assets, valuation allowance	28,000,000	25,000,000
Foreign tax credits	7,000,000	16,000,000
Income tax benefit recorded	6,000,000	8,000,000	7,000,000
Restricted Shares
Income Taxes [Line Items]
Income tax benefit recorded	700,000	$ 700,000	$ 600,000
His Majesty's Revenue and Customs (HMRC)
Income Taxes [Line Items]
Net operating loss carryforwards, not subject to expiration	12,000,000
Revenue Commissioners, Ireland
Income Taxes [Line Items]
Net operating loss carryforwards, not subject to expiration	3,000,000
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards, not subject to expiration	9,000,000
United Kingdom
Income Taxes [Line Items]
Increase (decrease) in valuation allowance	3,000,000
Non-U.S.
Income Taxes [Line Items]
Foreign tax credits	$ 7,000,000